Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in carrying amount of goodwill in each of our reportable segments was as follows:

	Year Ended December 31,
	2016			2015
	(Millions)
	Gathering and Processing	Logistics and Marketing	Total	Gathering and Processing	Logistics and Marketing	Total
Balance, beginning of period	$170	$72	$242	$632	$72	$704
Impairment	—	—	—	(460)	—	(460)
Dispositions	$(6)	$—	$(6)	$(2)	$—	$(2)
Balance, end of period	$164	$72	$236	$170	$72	$242

Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of these intangible assets are included in the accompanying consolidated balance sheets as intangible assets, net, and are as follows:

	December 31,
	2016	2015
	(Millions)
Gross carrying amount	$410	$410
Accumulated amortization	(151)	(139)
Accumulated impairment	(122)	(122)
Intangible assets, net	$137	$149

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated future amortization for these intangible assets is as follows:

Estimated Future Amortization
(Millions)
2017	$11
2018	11
2019	11
2020	11
2021	11
Thereafter	82
Total	$137